Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2014	$483	1,032	(32)	-	1,029	$454
Year 2013	$547	954	(30)	-	988	$483
Year 2012	$878	1,117	48	-	1,496	$547

(a) Includes amounts previously written off which were credited directly to this account when recovered.
Excludes direct charges and credits to expense for nontrade receivables on the consolidated statements of income.
(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible, or related to divested entities.